Regulatory Assets and Liabilities (ROE of Tampa Electric) (Details) - Tampa Electric Division [Member]	12 Months Ended
Dec. 31, 2018
Florida Public Service Commission [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Equity Capital Structure, Percentage	54.00%
Minimum [Member] | Florida Public Service Commission [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage	9.25%
Maximum [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage	10.25%
Maximum [Member] | Florida Public Service Commission [Member]
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Return on Equity, Percentage	11.25%